UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2002
Check here if Amendment [    ]; Amendment Number:  _____
	This Amendment (Check only one.):
	[    ] is a restatement.
	[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:   DDJ Capital Management, LLC
Address:    141 Linden Street, Suite 4, Wellesley, MA  02482-7910
Form 13F File Number:    28-6136

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   David J. Breazzano
Title:   Member
Phone:   781-283-8500

Signature, Place, and Date of Signing:
/s/ David J. Breazzano      Wellesley, MA        February 13, 2003

Report Type (Check only one.):
[X]     13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)
[    ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[    ]     13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0
Form 13F Information Table Entry Total:                26
Form 13F Information Table Value Total:          74,204
List of Other Included Managers:                       NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




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Form 13F Information Table

NAME OF	TITLE OF	CUSIP	VALUE	SHARES/ 	SH/	PUT/	INVSTMT	OTHR	VOTING AUTHORITY
ISSUER	CLASS		(X$1000)	PRN AMT	PRN	CALL	DSCRETN	MNGRS	SOLE	SHRD	NNE

ALDERWOODS GROUP INC	COM	014383103	2,325	490,446	SH		SOLE		490,446
AMERICAN DENTAL PARTNERS	COM	025353103	242	28,424	SH		SOLE		28,424
AMERICAN TOWER CORP	NOTE 2.250%
	10/1	029912AD4	347	500	SH		SOLE		500
ARGOSY GAMING CO	COM	040228108	190	10,000	SH		SOLE		10,000
AVAYA INC	NOTE	053499AA7	1,292	3,250	SH		SOLE		3,250
BOYD GAMING CORP	COM	103304101	843	60,000	SH		SOLE		60,000
BUCA INC	COM	117769109	333	40,000	SH		SOLE		40,000
CARRIAGE SVCS INC	COM	143905107	796	200,000	SH		SOLE		200,000
CONTINENTAL AIRLS INC	CL B	210795308	181	25,000	SH		SOLE		25,000
FRIENDLY ICE CREAM CORP NEW COM	358497105	133	22,800	SH		SOLE		22,800
GILAT SATELLITE NETWORKS	NOTE 4.250%
       LTD	3/1	375255AE6	928	5,300	SH		SOLE		5,300
HOLLYWOOD CASINO CORP	COM	436132203	982	80,000	SH		SOLE		80,000
INTERNET CAP GROUP INC	SUB NT CV
	5.5%04	46059CAA4	17,954	47,655	SH		SOLE		47,655
MTR GAMING GROUP INC	COM	553769100	1,134	142,500	SH		SOLE		142,500
PG&E CORP	COM	69331C108	278	20,000	SH		SOLE		20,000
PENN NATL GAMING INC	COM	707569109	476	30,000	SH		SOLE		30,000
PENN TRAFFIC CO	COM NEW	707832200	15,566	4,460,104	SH		SOLE		4,460,104
PREMIERE TECHNOLOGIES INE	NOTE 5.750%
	7/0	74058FAC6	22,585	26,000	SH		SOLE		26,000
REDBACK NETWORKS INC	SB NT CV
	5%07	757209AB7	2,273	9,000	SH		SOLE		9,000
RES-CARE INC	NOTE
	6.000%12/0	760943AC4	3,504	4,500	SH		SOLE		4,500
SAKS INC	COM	79377W108	294	25,000	SH		SOLE		25,000
TENET HEALTHCARE CORP	COM	88033G100	246	15,000	SH		SOLE		15,000
TENNECO AUTOMOTIVE INC	COM	880349105	242	60,000	SH		SOLE		60,000
TRIKON TECHNOLOGIES INC	COM NEW	896187408	740	148,000	SH		SOLE		148,000
TRUMP HOTELS & CASINO
    RESORT	COM	898168109	60	23,200	SH		SOLE		23,200
US ONCOLOGY INC	COM	90338W103	260	30,000	SH		SOLE		30,000
GRAND TOTAL	74,204	6,006,679	6,006,679